Implementation of IFRS 9 and IFRS 15	6 Months Ended
Jun. 30, 2018
Implementation of IFRS 9 and IFRS 15
Implementation of IFRS 9 and IFRS 15

21.Implementation of IFRS 9 and IFRS 15

IFRS 9 Financial Instruments

The Group adopted IFRS 9 from 1 January 2018.  In accordance with the transition requirements of IFRS 9, comparative information for 2017 has not been restated and transitional adjustments have been accounted for through retained earnings as at 1 January 2018, the date of initial application; and as a result shareholders’ equity reduced by £1,180 million, driven by the effects of additional impairment provisions following the implementation of the expected credit loss methodology and fair value adjustments following the reclassification of certain financial assets to be measured at fair value rather than amortised cost. It is not practicable to quantify the impact of adoption of IFRS 9 on the results for the current period.

The following table summarises the impact of the transitional adjustment on the Group’s loss allowances at 1 January 2018:

	IAS 39 allowance at 31 December 2017	Transitional adjustment in loss allowance	IFRS 9 loss allowance at 1 January 2018
	£m	£m	£m
Loans and advances to banks	—	1	1
Loans and advances to customers	2,201	1,022	3,223
Debt securities	26	—	26
Other assets	—	10	10

Drawn balances	2,227	1,033	3,260
Provisions for undrawn commitments and financial guarantees	30	243	273

Total loss allowance	2,257	1,276	3,533

There were no impacts on the Group’s loss allowances as a result of changes in the measurement category of financial assets at 1 January 2018.

The following table summarises the adjustments arising on the adoption of IFRS 9 and IFRS 15 (see below) to the Group’s balance sheet as at 1 January 2018.

	As at 31 December 2017	IFRS 9: Classification and measurement	IFRS 9: Impairment	IFRS 15	Adjusted as at 1 January 2018
	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	58,521	—	—	—	58,521
Items in course of collection from banks	755	—	—	—	755
Financial assets at fair value through profit or loss	162,878	13,130	—	—	176,008
Derivative financial instruments	25,834	(360)	—	—	25,474

Loans and advances to banks	6,611	(2,364)	(1)	—	4,246
Loans and advances to customers	472,498	(10,460)	(1,022)	—	461,016
Debt securities	3,643	(329)	—	—	3,314

Financial assets at amortised cost	482,752	(13,153)	(1,023)	—	468,576
Financial assets at fair value through other comprehensive income		42,917	—	—	42,917
Available-for-sale financial assets	42,098	(42,098)	—	—
Goodwill	2,310	—	—	—	2,310
Value of in-force business	4,839	—	—	—	4,839
Other intangible assets	2,835	—	—	—	2,835
Property, plant and equipment	12,727	—	—	—	12,727
Current tax recoverable	16	—	—	—	16
Deferred tax assets	2,284	22	300	3	2,609
Retirement benefit assets	723	—	—	—	723
Other assets	13,537	(655)	(10)	—	12,872

Total assets	812,109	(197)	(733)	3	811,182

	As at 31 December 2017	IFRS 9: Classification and measurement	IFRS 9: Impairment	IFRS 15	Adjusted as at 1 January 2018
	£m	£m	£m	£m	£m
Equity and liabilities
Liabilities
Deposits from banks	29,804	—	—	—	29,804
Customer deposits	418,124	—	—	—	418,124
Items in course of transmission to banks	584	—	—	—	584
Financial liabilities at fair value through profit or loss	50,877	58	—	—	50,935
Derivative financial instruments	26,124	—	—	—	26,124
Notes in circulation	1,313	—	—	—	1,313
Debt securities in issue	72,450	(48)	—	—	72,402
Liabilities arising from insurance contracts and participating investment contracts	103,413	—	—	—	103,413
Liabilities arising from non-participating investment contracts	15,447	—	—	—	15,447
Other liabilities	20,730	—	(3)	14	20,741
Retirement benefit obligations	358	—	—	—	358
Current tax liabilities	274	—	—	—	274
Other provisions	5,546	—	243	—	5,789
Subordinated liabilities	17,922	—	—	—	17,922

Total liabilities	762,966	10	240	14	763,230
Equity
Shareholders’ equity	43,551	(207)	(973)	(11)	42,360
Other equity instruments	5,355	—	—	—	5,355
Non-controlling interests	237	—	—	—	237

Total equity	49,143	(207)	(973)	(11)	47,952

Total equity and liabilities	812,109	(197)	(733)	3	811,182

Reclassifications

Balance sheet line item	IFRS 9 Measurement category	In	Out	IFRS 9 allocation	Net reclassification
		£m	£m		£m
Financial assets
Financial assets at FVTPL	FVTPL	14,447	(1,139)	FVOCI	13,308
Derivative assets	FVTPL (Der)		(360)	FVTPL	(360)
Loans and advances

Banks	AC		(90)	FVOCI	(2,364)
			(2,274)	FVTPL
Customers	AC		(10,474)	FVTPL	(10,474)
Debt securities	AC		(329)	FVOCI	(329)

			(13,167)		(13,167)

Financial assets at FVOCI	FVOCI	42,972	—		42,972

Available-for-sale assets			(684)	FVTPL
			(41,414)	FVOCI

			(42,098)		(42,098)

Other assets	AC		(655)	FVTPL	(655)

Financial liabilities
Financial liabilities at FVTPL	FVTPL	48			48
Debt securities in issue	AC		(48)	FVTPL	(48)

Total		57,467	(57,467)		—

Remeasurements

There has been a pre-tax charge of £229 million (£207 million net of tax) arising from the reclassification of financial assets and liabilities to fair value through profit or loss and fair value through other comprehensive income and consequent remeasurement to fair value.

IFRS 15 Revenue from Contracts with Customers

The Group has adopted IFRS 15 from 1 January 2018 and in nearly all cases the Group’s existing accounting policy was consistent with the requirements of IFRS 15; however, certain income streams within the Group’s car leasing business are now deferred, resulting in an additional £14 million being recognised as deferred income at 1 January 2018 with a corresponding debit of £11 million, net of tax, to shareholders’ equity. As permitted by the transition options under IFRS 15, comparative figures for the prior year have not been restated. The impact of adoption of IFRS 15 on the current period is not material.